Significant basis of preparation and accounting policies - Newly adopted standards and interpretations that affected the Groups accounting policies (Details)	12 Months Ended
Dec. 31, 2021
Amendments to IFRS 3 Business Combination
Disclosure of initial application of standards or interpretations [Line Items]
Title of initially applied IFRS	IFRS 3 Business Combination
Description of nature of change in accounting policy	The amendments update a reference of definition of assets and liabilities qualify for recognition in revised Conceptual Framework for Financial Reporting. However, the amendments add an exception for the recognition of liabilities and contingent liabilities within the scope of IAS 37 Provisions, Contingent Liabilities and Contingent Assets, and IFRIC 21 Levies. The amendments also confirm that contingent assets should not be recognized at the acquisition date. The amendments should be applied for annual periods beginning on or after January 1, 2022, and earlier application is permitted.
Description of fact that impact of initial application of new IFRS is not known or reasonably estimable	The Group does not expect that these amendments have a significant impact on the financial statements.
Amendments to IFRS 16 Lease
Disclosure of initial application of standards or interpretations [Line Items]
Title of initially applied IFRS	IFRS 16 Leases
Description of nature of change in accounting policy	As a practical expedient, a lessee may elect not to assess whether a rent concession occurring as a direct consequence of the COVID-19 pandemic is a lease modification. The scope of the practical expedient has been expanded to reduce lease fees that affect lease payments due on or before June 30, 2022. Lessee should consistently apply practical expedients to contracts with similar characteristics in similar circumstances.
Description of fact that impact of initial application of new IFRS is not known or reasonably estimable	Please see Note 42 for the details of the amount recognized in profit or loss during the reporting period to reflect changes in lease payments arising from the rent concession.